Document and Entity Information	Aug. 17, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 17, 2022
Entity Registrant Name	Apple Inc.
Entity Incorporation, State or Country Code	CA
Entity File Number	001-36743
Entity Tax Identification Number	94-2404110
Entity Address, Address Line One	One Apple Park Way
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	996-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--09-24
Amendment Flag	false
Entity Central Index Key	0000320193
Common Stock, $0.00001 par value per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	AAPL
Security Exchange Name	NASDAQ
1.000% Notes due 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.000% Notes due 2022
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
1.375% Notes due 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2024
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
0.000% Notes due 2025 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.000% Notes due 2025
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
0.875% Notes due 2025 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
1.625% Notes due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2026
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
2.000% Notes due 2027 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2027
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
1.375% Notes due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2029
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.050% Notes due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.050% Notes due 2029
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
0.500% Notes due 2031 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2031
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.600% Notes due 2042 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.600% Notes due 2042
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true